Significant transactions (Details) € in Millions							1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 06, 2020 USD ($)	May 08, 2019 USD ($)	May 07, 2019 USD ($)	Apr. 08, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jan. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Apr. 09, 2019 USD ($)	Mar. 06, 2019 USD ($)	Sep. 06, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)									$ 10,030,000,000	$ 486,000,000	$ 10,030,000,000	$ 486,000,000
Profit (loss) from discontinued operations										4,691,000,000		4,590,000,000
Intangible assets other than goodwill									36,669,000,000		36,669,000,000			$ 28,787,000,000
Revenue from sale of goods									11,347,000,000	11,764,000,000	23,630,000,000	22,923,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net										4,691,000,000		4,691,000,000
Innovative Medicines
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill									34,877,000,000		34,877,000,000			27,586,000,000
Revenue from sale of goods									9,407,000,000	9,503,000,000	19,352,000,000	18,532,000,000
Sandoz
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill									1,674,000,000		1,674,000,000			1,125,000,000
Revenue from sale of goods									2,202,000,000	2,475,000,000	4,779,000,000	4,840,000,000
Corporate
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill									118,000,000		118,000,000			$ 76,000,000
Revenue from sale of goods									$ (262,000,000)	(214,000,000)	$ (501,000,000)	$ (449,000,000)
Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction											On September 6, 2018, Novartis announced that it entered into a stock and asset purchase agreement (SAPA) with Aurobindo Pharma USA Inc. (Aurobindo) for the sale of selected portions of its Sandoz US portfolio, specifically the Sandoz US dermatology business and generic US oral solids portfolio, for USD 0.8 billion in cash and potential earnouts. The closing was conditional on obtaining regulatory approval. In March 2020, Novartis took the decision to retain the Sandoz US generic oral solids and dermatology businesses and entered into a mutual agreement with Aurobindo to terminate the transaction. The decision was taken as regulatory approval from the US Federal Trade Commission was not obtained within the SAPA agreed timelines. The cumulative amount of the depreciation on property, plant and equipment and amortization on intangible assets, not recorded in the consolidated income statement since the date of classification as held for sale, amounting to USD 38 million and USD 102 million, respectively, was recognized in the consolidated income statement in the first quarter of 2020. In addition, an impairment of currently marketed products of USD 42 million was recognized in the first quarter of 2020 consolidated income statement. As at March 31, 2020, the assets and liabilities of the Sandoz US generic oral solids and dermatology businesses were reclassified out of assets and liabilities of disposal group held for sale. The prior year balance sheet is not required to be restated. In the Group’s consolidated balance sheet at December 31, 2019, the assets and liabilities classified as disposal group assets and liabilities held for sale consisted of the following: There are no cumulative income or expenses included in other comprehensive income relating to the disposal group.
Sandoz | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, divestment-date fair value																	$ 800,000,000
Depreciation, property, plant and equipment							$ 38,000,000
Amortisation, intangible assets other than goodwill							102,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill							$ (42,000,000)
Aspen Global Incorporated | Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction											On November 11, 2019, Sandoz entered into an agreement for the acquisition of the Japanese business of Aspen Global Incorporated (AGI), a wholly owned subsidiary of Aspen Pharmacare Holdings Limited. Under the agreement, Sandoz acquired the shares in Aspen Japan K.K. and associated assets held by AGI. The transaction closed on January 31, 2020. Aspen’s portfolio in Japan consists of off-patent medicines with a focus on anesthetics and specialty brands. The acquisition will enable Sandoz to expand its presence in the third-largest worldwide generics marketplace. The purchase price consist of EUR 300 million (USD 331 million) upfront payment, less customary purchase price adjustment of EUR 29 million (USD 32 million), plus potential milestone payments of up to EUR 120 million (USD 132 million), which AGI is eligible to receive upon the achievement of specified milestones. The fair value of the total purchase consideration was EUR 342 million (USD 377 million). The amount consisted of an initial cash payment of EUR 271 million (USD 299 million) and the fair value of contingent consideration of EUR 71 million (USD 78 million), which they are eligible to receive upon the achievement of specified milestones. The preliminary purchase price allocation resulted in net identifiable assets of approximately USD 308 million, consisting of USD 269 million intangible assets, USD 26 million other net assets, USD 13 million net deferred tax assets and goodwill of approximately USD 69 million. Results of operations since the date of acquisition were not material.
Consideration transferred, acquisition-date fair value	$ 381,000,000												€ 345
Portion of consideration paid (received) consisting of cash and cash equivalents	(301,000,000)	€ (273)
Portion of consideration paid consisting of cash and cash equivalents upfront payment	(331,000,000)	(300)
Contingent liabilities recognised as of acquisition date	80,000,000												€ 72
Identifiable assets acquired (liabilities assumed)	309,000,000
Additional recognition, goodwill	72,000,000
Other net assets	26,000,000
Deferred tax liability (asset)	14,000,000
Intangible assets other than goodwill	269,000,000
Potential milestone maximum payments	132,000,000	120
Customary purchase price adjustment	$ 30,000,000	€ 27
The Medicines Company | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction											On November 23, 2019, Novartis entered into an agreement and plan of merger (the Merger Agreement) with The Medicines Company, a US-based pharmaceutical company headquartered in Parsippany, New Jersey USA. Pursuant to the Merger Agreement, on December 5, 2019, Novartis, through a subsidiary, commenced a tender offer to acquire all outstanding shares of The Medicines Company for USD 85 per share, or a total consideration of approximately USD 9.6 billion in cash on a fully diluted basis, including the equivalent share value related to The Medicines Company’s convertible notes, in accordance with their terms. The tender offer expired on January 3, 2020, and on January 6, 2020, the acquiring subsidiary merged with and into The Medicines Company, resulting in The Medicines Company becoming an indirect wholly owned subsidiary of Novartis. Novartis financed the transaction through available cash, and short- and long-term borrowings. The Medicines Company is focused on the development of inclisiran, a potentially first-in-class, twice yearly therapy that allows administration during patients’ routine visits to their healthcare professionals and will potentially contribute to improved patient adherence and sustained lower LDL-C levels. The fair value of the total purchase consideration was USD 9.6 billion. The preliminary purchase price allocation resulted in net identifiable assets of approximately USD 7.1 billion, consisting of USD 8.5 billion intangible assets, USD 1.4 billion net deferred tax liabilities and goodwill of approximately USD 2.5 billion. Results of operations since the date of acquisition were not material.
Consideration transferred, acquisition-date fair value			$ 9,600,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents			(9,600,000,000)
Identifiable assets acquired (liabilities assumed)			7,100,000,000
Additional recognition, goodwill			2,500,000,000
Cash offer per ordinary share			85
Deferred tax liability (asset)			1,400,000,000
Intangible assets other than goodwill			$ 8,500,000,000
Takeda Pharmaceutical Company Limited
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction												On May 8, 2019, Novartis entered into an agreement with Takeda Pharmaceutical Company Limited (Takeda) to acquire the assets associated with Xiidra (lifitegrast ophthalmic solution) 5% worldwide. Xiidra is the first and only prescription treatment approved to treat both signs and symptoms of dry eye by inhibiting inflammation caused by the disease. The transaction bolsters the Novartis front-of-the-eye portfolio and ophthalmic leadership. The transaction closed on July 1, 2019. The purchase price consists of a USD 3.4 billion upfront payment, customary purchase price adjustments of USD 0.1 billion, and the potential milestone payments of up to USD 1.9 billion, which Takeda is eligible to receive upon the achievement of specified commercialization milestones. The fair value of the total purchase consideration is USD 3.7 billion. The amount consists of an initial cash payment of USD 3.5 billion, and the fair value of the contingent consideration of USD 0.2 billion, which Takeda is eligible to receive upon the achievement of specified commercialization milestones. The purchase price allocation resulted in net identifiable assets of approximately USD 3.6 billion, consisting mainly of intangible assets of USD 3.6 billion, and goodwill amounted to approximately USD 0.1 billion. In 2019, from the date of acquisition, the business generated net sales of USD 0.2 billion. Management estimates that net sales for the entire year of 2019 would have amounted to USD 0.3 billion, had the business been acquired at the beginning of the 2019 reporting period. The 2019 results of operations since the date of acquisition were not material.
Takeda Pharmaceutical Company Limited | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 3,700,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents				(3,500,000,000)
Portion of consideration paid consisting of cash and cash equivalents upfront payment				(3,400,000,000)
Contingent liabilities recognised as of acquisition date				200,000,000
Identifiable assets acquired (liabilities assumed)				3,600,000,000
Additional recognition, goodwill				100,000,000
Revenue of acquiree since acquisition date				200,000,000
Revenue of acquiree full year				300,000,000
Intangible assets other than goodwill				3,600,000,000
Potential milestone maximum payments				1,900,000,000
Customary purchase price adjustment				$ 100,000,000
IFM Tre, Inc.
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction												On May 7, 2019, Novartis acquired IFM Tre, Inc., a privately held, US-based biopharmaceutical company focused on developing anti-inflammatory medicines targeting the NLRP3 inflammasome. The acquisition gives Novartis full rights to IFM Tre, Inc.’s portfolio of NLRP3 antagonists. The NLRP3 antagonists portfolio consists of one clinical program and two preclinical programs: IFM-2427, a first-in-class, clinical-stage systemic antagonist for an array of chronic inflammatory disorders, including atherosclerosis and nonalcoholic steatohepatitis (NASH); a preclinical-stage gutdirected molecule for the treatment of inflammatory bowel disease; and a preclinical-stage central nervous system (CNS)-penetrant molecule. The previously held interest of 9% was adjusted to its fair value of USD 33 million through the consolidated income statement at acquisition date. This remeasurement resulted in a gain of USD 14 million. The fair value of the total purchase consideration for acquiring the 91% stake Novartis did not already own amounted to USD 361 million. The amount consisted of an initial cash payment of USD 285 million, and the fair value of the contingent consideration of USD 76 million due to the IFM Tre, Inc. shareholders, which they are eligible to receive upon the achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 355 million, mainly intangibles, and goodwill of USD 39 million. The 2019 results of operations since the date of acquisition were not material.
IFM Tre, Inc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 361,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents					(285,000,000)
Contingent liabilities recognised as of acquisition date					76,000,000
Identifiable assets acquired (liabilities assumed)					355,000,000
Additional recognition, goodwill					$ 39,000,000
Divested interest in associate					9.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date					$ 33,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination					$ 14,000,000
Percentage of voting equity interests acquired					91.00%
PowerVision, Inc.
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction												In March 2019, Alcon acquired PowerVision, Inc. (PowerVision), a privately-held, US-based medical device development company focused on developing accommodative, implantable intraocular lenses. The fair value of the total purchase consideration was USD 424 million. The amount consisted of an initial cash payment of USD 289 million and the net present value of the contingent consideration of USD 135 million, due to PowerVision shareholders, which they are eligible to receive upon the achievement of specified regulatory and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 418 million, consisting of intangible assets, of USD 505 million, net deferred tax liabilities of USD 93 million, other net assets of USD 6 million, and goodwill of USD 6 million. The 2019 results of operations since the date of the acquisition are not material. For additional information related to the distribution (spin-off) of the Alcon business to Novartis AG shareholders, effected through a dividend in kind distribution that was completed on April 8, 2019, refer to Note 3.
Discontinued operations
Disclosure of detailed information about business combination [line items]
Profit (loss) from discontinued operations										4,691,000,000		$ 4,590,000,000
Revenue from sale of goods												1,809,000,000
Dividend in kind distribution liability						$ 23,434,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed						3,409,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net						4,691,000,000				$ 4,691,000,000		$ 4,691,000,000
Discontinued operations | Alcon [member]
Disclosure of detailed information about business combination [line items]
Repayment of intercompany balances						3,100,000,000
Other borrowings																$ 3,200,000,000
Dividend in kind distribution liability								$ 26,400,000,000
Borrowings																3,500,000,000
Decrease of distribution liability						$ 3,000,000,000
Net assets liabilities								23,100,000,000
Financial assets, at fair value															$ 1,300,000,000
Additional borrowings																300,000,000
Percentage of equity interest shares received						4.70%
Discontinued operations | Alcon [member] | Borrowings, USD [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																2,800,000,000
Discontinued operations | Alcon [member] | Borrowings, EUR [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																$ 400,000,000
Discontinued operations | Alcon [member]
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction												On June 29, 2018, Novartis announced its intention to seek shareholder approval for the spin-off of the Alcon business into a separately traded standalone company, following the complete structural separation of the Alcon business into a standalone company (the Alcon business or Alcon Inc.). The Novartis AG shareholders approved the spin-off of the Alcon business at the 2019 Annual General Meeting held on February 28, 2019, subject to completion of certain conditions precedent to the distribution. Upon shareholder approval, the Alcon business was reported as discontinued operations, and the fair value of the Alcon business exceeded the carrying value of its net assets. The conditions precedent to the spin-off were met and on April 8, 2019 the spin-off of the Alcon business was effected by way of a distribution of a dividend in kind of Alcon Inc. shares to Novartis AG shareholders and ADR (American Depositary Receipt) holders (the Distribution), which amounted to USD 23.4 billion and is recognized as a reduction to retained earnings. Through the Distribution, each Novartis AG shareholder received one Alcon Inc. share for every five Novartis AG shares/ADRs they held on April 8, 2019, close of business. As of April 9, 2019, the shares of Alcon Inc. are listed on the SIX Swiss Exchange (SIX) and on the New York Stock Exchange (NYSE) under the symbol “ALC.” The dividend in kind distribution liability to effect the spin-off of the Alcon business (the distribution liability) amounted to USD 26.4 billion at March 31, 2019, unchanged from its initial recognition on February 28, 2019, and was in excess of the carrying value of the Alcon business net assets as of February 28, 2019, and as of March 31, 2019. The net assets of the Alcon business amounted to USD 23.1 billion as at March 31, 2019. On March 6, 2019, Alcon entered into financing arrangements with a syndicate of banks under which it borrowed on April 2, 2019, a total amount of USD 3.2 billion. These borrowings consisted of approximately USD 2.8 billion and the equivalent of USD 0.4 billion in EUR in bridge and other term loans under such Alcon facilities agreement. In addition, approximately USD 0.3 billion of borrowings under a number of local bilateral facilities in different countries, with the largest share of borrowings in Japan, were raised. This resulted in a total gross debt of USD 3.5 billion. These outstanding borrowings of the Alcon legal entities were recorded in the balance sheet and financing cash flow from discontinued operations. Prior to the spin-off, through a series of intercompany transactions, Alcon legal entities paid approximately USD 3.1 billion in cash to Novartis and its affiliates. At the April 8, 2019 Distribution, the fair value of the distribution liability of the Alcon business amounted to USD 23.4 billion, a decrease of USD 3.0 billion from March 31, 2019. As mentioned above, prior to the spin-off, through a series of intercompany transactions, Alcon legal entities incurred additional net financial debt and paid approximately USD 3.1 billion in cash to Novartis and its affiliates. This additional net debt and transactions resulted in a decrease in Alcon’s net assets to USD 20.0 billion at the date of the Distribution of the dividend in kind to Novartis AG shareholders on April 8, 2019. The distribution liability at April 8, 2019, remained in excess of the then-carrying value of the Alcon business net assets. Certain consolidated foundations own Novartis AG dividend-bearing shares restricting their availability for use by the Group. These Novartis AG shares are accounted for as treasury shares. Through the Distribution, these foundations received Alcon Inc. shares representing an approximate 4.7% equity interest in Alcon Inc. Upon the loss of control of Alcon Inc. through the Distribution, the financial investment in Alcon Inc. was recognized at its fair value based on the opening traded share price of Alcon Inc. on April 9, 2019 (a Level 1 hierarchy valuation). At initial recognition, its fair value of USD 1.3 billion was reported on the Group’s consolidated balance sheet as a financial asset. Management has designated this investment at fair value through other comprehensive income. The total non-taxable, non-cash gain recognized at the distribution date of the spin-off of the Alcon business amounted to USD 4.7 billion consisting of: For additional disclosure on discontinued operations, refer to Note 10.
Discontinued operations | PowerVision, Inc. | Alcon [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value								424,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents								(289,000,000)
Contingent liabilities recognised as of acquisition date								135,000,000
Identifiable assets acquired (liabilities assumed)								418,000,000
Additional recognition, goodwill								6,000,000
Other net assets								6,000,000
Deferred tax liability (asset)								93,000,000
Intangible assets other than goodwill								$ 505,000,000